Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Taxes

Note 18 – Taxes

Income tax

SinoCoking is subject to the United States federal income tax provisions. Top Favour is a tax-exempt company incorporated in the British Virgin Islands.

All of the Company’s businesses are conducted by its PRC subsidiary and VIEs, namely Hongyuan, Hongli, Baofeng Coking, Hongchang Coal, Shunli Coal, Xingsheng Coal, Shuangrui Coal, Hongguang Power and Zhonghong. All of them except Hongchang Coal are subject to the 25% enterprise income tax rate in China. Hongchang Coal has not been required to pay income tax since its operations were halted in September 2011.

There are no estimated tax savings from the foregoing reduced tax rate for the year ended June 30, 2013. The estimated tax savings from the foregoing reduced tax rate amounted to $322,449 for the year ended June 30, 2012. If the statutory income tax had been applied, the basic and diluted earnings per share would remain at $0.05 for the year ended June 30, 2013, but decrease basic and diluted earnings per share from $0.59 to $0.58 for the year ended June 30, 2012.

The provision for income taxes consisted of the following:

	For the years ended June 30,
	2013	2012
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	1,661,388	3,395,237
Total provision for income taxes	1,661,388	$3,395,237

The following table reconciles the statutory rates to the Company’s effective tax rate for the years ended June 30, 2013 and 2012:

	For the years ended June 30,
	2013	2012
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	0.0%	(2.8)%
Other item (1)	36.3%	(0.8)%
Effective rate	61.3%	21.4%

(1)	The 36.3% for the year ended June 30, 2013 was mainly due to the Chinese entities, excluding Baofeng, which had losses before income taxes. Per Chinese tax regulations, net operating losses can be carried forward to offset operating income for the next five years. In addition, some of the expenses are not deductible for PRC income tax purpose. Deferred tax assets should be fully realized. Management evaluated the future operating forecast and noted that the Chinese entities, excluding Baofeng, would have losses in the next few years; and therefore, the management provided a 100% valuation allowance for the deferred tax assets. The (0.8)% for the year ended June 30, 2012 mainly represents a change in fair value of warrants of $4,852,399 incurred by the Company that was not subject to the income tax.

SinoCoking incurred a net operating loss for income tax purposes for 2013. As of June 30, 2013, the estimated net operating loss carryforwards for U.S. income tax purposes was approximately $2,106,000, which may be available to reduce future years’ taxable income. The net operating loss carry forward will expire through 2032 if not utilized. Management believes that the realization of the benefits arising from this loss appears to be uncertain due to the continuing losses for U.S. income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at June 30, 2013 and 2012, respectively. Management reviews this valuation allowance periodically and makes adjustments as necessary.

The following table reconciles the valuation allowance for the years ended June 30, 2013 and 2012, which consisted of the following:

	For the years ended
	June 30, 2013	June 30, 2012
Beginning balance	$620,000	$460,000
Additions	95,000	160,000
Ending balance	$715,000	$620,000

The Company had cumulative undistributed earnings of foreign subsidiaries of approximately $44.2 million as of June 30, 2013, which was included in consolidated retained earnings and will continue to be reinvested in its operations in China.  Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if management were to conclude that such earnings will be remitted in the future.

Value added tax

The Company incurred VAT on sales and VAT on purchases in the PRC as follows:

	For years ended
	June 30, 2013	June 30, 2012
VAT on sales	$13,576,057	$13,954,823
VAT on purchases	$11,831,245	$10,633,858

Sales and purchases are recorded net of VAT collected and paid, as the Company acts as an agent for the PRC government.

Taxes payable

Taxes payable consisted of the followings:

	June 30, 2013	June 30, 2012
VAT	$404,427	$499,658
Income tax	528,242	814,217
Others	200,781	208,187
Total	$1,133,450	$1,522,062